Parent Company Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ (1,563)	$ 2,244	$ 2,842	$ 1,719	$ 6,485	$ 1,556	$ 1,728	$ 1,541	$ 5,242	$ 11,310	$ 4,348
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Excess tax (benefit) expense from share-based compensation									0	(28)	(15)
Deferred income tax provision (benefit)									3,513	(444)	(766)
Net gain on sale of investment in affiliate									0	(5,263)	0
Net cash provided by operating activities									9,114	16,307	13,746
Cash flows from investing activities:
Purchases of available for sale securities									(32,008)	(29,493)	(45,360)
Proceeds from maturities of and principal repayments on available for sale securities									35,453	34,697	32,126
Proceeds from sale of investment in affiliate									0	5,581	0
Net cash used in investing activities									(26,462)	(38,639)	(136,817)
Cash flows from financing activities:
Stock options exercised									501	67	715
Common shares repurchased									(208)	(178)	(7,730)
Cash dividends on common stock									(2,372)	(1,889)	(1,914)
Excess tax benefit (expense) from share-based compensation									0	28	15
Net cash provided by (used in) financing activities									27,648	54,740	124,598
Net change in cash and cash equivalents									10,300	32,408	1,527
Cash and cash equivalents at beginning of year				73,186				40,778	73,186	40,778	39,251
Cash and cash equivalents at end of year	83,486				73,186				83,486	73,186	40,778
Parent Company [Member]
Cash flows from operating activities:
Net income									5,242	11,310	4,348
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Equity in undistributed net income of subsidiary									(4,770)	(6,214)	(4,261)
Excess tax (benefit) expense from share-based compensation									0	(28)	(15)
Deferred income tax provision (benefit)									592	(680)	295
Net gain on sale of investment in affiliate									0	(5,263)	0
Other, net									(4,518)	3,035	132
Net cash provided by operating activities									(3,454)	2,160	499
Cash flows from investing activities:
Purchases of available for sale securities									(3,999)	0	(3,014)
Proceeds from maturities of and principal repayments on available for sale securities									1,000	0	1,000
Proceeds from sale of investment in affiliate									0	5,581	0
Payments received on ESOP note receivable									539	516	495
Investment in subsidiary									381	920	550
Net cash used in investing activities									(2,079)	7,017	(969)
Cash flows from financing activities:
Stock options exercised									664	67	715
Common shares repurchased									(371)	(178)	(7,730)
Cash dividends on common stock									(2,372)	(1,889)	(1,914)
Excess tax benefit (expense) from share-based compensation									0	28	15
Net cash provided by (used in) financing activities									(2,079)	(1,972)	(8,914)
Net change in cash and cash equivalents									(7,612)	7,205	(9,384)
Cash and cash equivalents at beginning of year				$ 10,751				$ 3,546	10,751	3,546	12,930
Cash and cash equivalents at end of year	$ 3,139				$ 10,751				$ 3,139	$ 10,751	$ 3,546